Provisions - Additional Information (Detail) ₽ in Millions, $ in Millions	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2017 USD ($)
Disclosure of other provisions [line items]
Legal claim contingency		₽ 16,096
Other tax claims		583	₽ 576
Third party [member]
Disclosure of other provisions [line items]
Provisions for legal claims		741
Tax contingent liability [member]
Disclosure of other provisions [line items]
Possible tax liabilities on taxes other than income tax		1,689	1,354
Commencement of major litigation [member]
Disclosure of other provisions [line items]
Legal claim contingency	₽ 12,700
Minmetals Engineering Co. Ltd [member]
Disclosure of other provisions [line items]
Provisions for legal claims | $				$ 18
Exchange rate as of December 31, 2017 [member] | Minmetals Engineering Co. Ltd [member]
Disclosure of other provisions [line items]
Provisions for legal claims			₽ 1,045
Exchange rate as of December 31, 2018 [member] | Minmetals Engineering Co. Ltd [member]
Disclosure of other provisions [line items]
Provisions for legal claims		₽ 1,250